Summary of Material Accounting Policies (Details Narrative) - AUD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 21, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Equity method ownership percentage		82.70%				82.70%		82.70%
Profit (loss)		$ 320,332	$ 646,335	$ (970,388)	$ (1,410,531)	$ 966,665	$ (2,380,919)	$ 21,230,681	$ (1,844,970)
Loss (profit) after income tax		(320,332)	$ (646,335)	970,388	$ 1,410,531	(966,665)	2,380,919	(21,230,681)	1,844,970
Net current liability								6,965,530	678,768
Net cash outflow from operating activities						2,468,989	1,587,408	2,184,930	(689,796)
Net cash provided by/ (used in) operating activities						(2,468,989)	(1,587,408)	(2,184,930)	689,796
Cash in hand and at bank		1,437,667		421,015		1,437,667	421,015	514,140	121,273	$ 474,973
Unpaid transaction costs charge	$ 5,248,824
Payment for promissory notes	$ 1,216,928
Professional costs incurred		529,028		$ 352,319		789,888	$ 888,641	973,482	$ 1,094,500
Total facility loan		14,000,000				14,000,000		14,000,000
Long-term debt		6,028,897				6,028,897		8,000,000
Redeemable debentures		6,000,000				6,000,000		6,000,000
Line of credit equity		50,000,000				$ 50,000,000		$ 50,000,000
Percentage of interest on goodwill						100.00%		100.00%
Net current liability		$ 8,392,672				$ 8,392,672		$ 6,965,530
Private Warrants [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued						479,000
Representatives warrants [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued						450,000
Warrants [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued						458,720
Private Warrants [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued								479,000
Representatives warrants [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued								450,000
Warrants [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued								458,720
Top five customers [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total sales pecentage		74.90%		71.40%		74.90%	71.40%	64.80%	59.40%
Top three customers [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total sales pecentage								49.40%	46.00%
EDOC Acquisition Corp [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Professional costs incurred								$ 1,031,301
PIPE investor ARENA [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Convertible note								$ 1,533,742